Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net (loss) / income	$ 1,110	$ (221)	$ (754)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Depreciation	1,082	1,086	120
Amortization	294	289	226
Gain on disposal of property, plant and equipment	(98)	(3,595)	$ (2)
Write-down of inventories	687	874
Write off of property, plant and equipment	192	1,511
Change in cash surrender value of life insurance contract	(5)	(4)	$ (5)
Change in fair value of financial instruments	(132)	419	(35)
Changes in assets and liabilities:
Trade receivables	1,174	279	(678)
Other receivables, deposits and prepayments	$ 380	(166)	$ (792)
Receivable from affiliated party		$ (166)
Repayment from affiliated party	$ 166
Inventories	$ 3,737	$ (2,959)	$ (1,355)
Income tax recoverable			(22)
Accounts payable	$ (5,622)	$ 2,620	2,761
Accrued charges and deposits	520	268	$ (18)
Payable to affiliated parties	56	$ 10
Income tax liabilities	$ (894)		$ (37)
Deferred income tax liabilities			(2)
Net cash (used in) / provided by operating activities	$ 2,647	$ 245	(593)
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	314	40	2
Acquisition of property, plant and equipment	$ (1,105)	$ (2,778)	(1,412)
Acquisition of intangible assets			$ (802)
Acquisition of financial instruments at fair value	$ (390)
Acquisition of fixed deposits		$ (1,049)	$ (1,014)
Proceeds from maturity of fixed deposits	$ 1,049	1,014
Net cash used in investing activities	(132)	(2,773)	$ (3,226)
Cash flows from financing activities
Capital lease payments	(24)	(28)
Advance from notes payable	6,275	7,313	$ 6,467
Repayment of notes payable	$ (6,972)	(7,062)	(6,061)
Advance from bank overdrafts		630	$ 180
Repayment of bank overdrafts	$ (630)	180
Advance from bank loans	2,927	$ 963	$ 1,357
Repayment of bank loans	(1,871)
Net advance from loan from affiliated party	471
Net cash provided by financing activities	176	$ 1,636	$ 1,943
Net (decrease) / increase in cash and cash equivalents	2,691	(892)	(1,876)
Effect of exchange rate changes on cash and cash equivalents	220	(132)	2
Cash and cash equivalents, beginning of year	116	1,140	3,014
Cash and cash equivalents, end of year	3,027	116	1,140
Cash paid during the year for:
Interest	273	$ 136	68
Income tax	13		$ 90
Income tax refund received	$ 165
Non-cash investing activities:
Property plant and equipment acquired under capital lease		$ 120